Capstone Series Fund, Inc.
5847 San Felipe, Suite 4100
Houston, TX 77057

September 9, 2011

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Capstone Series Fund, Inc. (“Registrant”)
File Nos. 002-83397; 811-01436

Dear Sir or Madam:

Ladies and gentlemen:

On behalf of the Funds, we are filing today through EDGAR, pursuant to the requirements of Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised definitive versions of the Prospectus and Statement of Additional Information for the Funds, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on August 19, 2011, Accession No. 0001144204-11-048529. The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have questions regarding this filing, please contact the undersigned at 1-800-262-6631.

Sincerely,

/s/ Edward L. Jaroski
Edward L. Jaroski,
President